Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets [text block]
The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2019
Historic cost	104,487,137	35,157,353	2,942,512	833,653	143,420,655
Accumulated amortization	-	(23,885,912)	-	(570,601)	(24,456,513)
Book Value	104,487,137	11,271,441	2,942,512	263,052	118,964,142

As of December 31, 2019
Additions	-	7,624,915	268,321	-	7,893,236
Additions for business combinations (cost) (1)	393,946	-	-	-	393,946
Amortization of year	-	(3,363,211)	-	(99,933)	(3,463,144)
Conversion effect	(12,069,829)	(478,931)	-	(121,562)	(12,670,322)
Divestitures	-	-	(11,484)	-	(11,484)
Effect of conversion (amortization)	-	188,764	-	37,420	226,184
Others increase (decreased) (2)	13,547,464	605,356	-	133,288	14,286,108
Changes	1,871,581	4,576,893	256,837	(50,787)	6,654,524
Book Value	106,358,718	15,848,334	3,199,349	212,265	125,618,666

As of December 31, 2019
Historic cost	106,358,718	42,908,693	3,199,349	845,379	153,312,139
Accumulated amortization	-	(27,060,359)	-	(633,114)	(27,693,473)
Book Value	106,358,718	15,848,334	3,199,349	212,265	125,618,666

As of December 31, 2020
Additions	-	9,015,090	-	-	9,015,090
Additions for business combinations (cost) (1)	962,619	-	-	-	962,619
Divestitures (cost)	-	(81,714)	-	-	(81,714)
Divestitures (amortization)	-	68,545	-	-	68,545
Amortization of year	-	(2,408,529)	-	(94,155)	(2,502,684)
Conversion effect	(13,918,619)	(713,228)	-	(171,349)	(14,803,196)
Effect of conversion (amortization)	-	314,736	-	102,833	417,569
Others increase (decreased) (2)	9,245,717	230,951	-	85,878	9,562,546
Changes	(3,710,283)	6,425,851	-	(76,793)	2,638,775
Book Value	102,648,435	22,274,185	3,199,349	135,472	128,257,441

As of December 31, 2020
Historic cost	102,648,435	51,359,792	3,199,349	759,908	157,967,484
Accumulated amortization	-	(29,085,607)	-	(624,436)	(29,710,043)
Book Value	102,648,435	22,274,185	3,199,349	135,472	128,257,441
(1) See
Note 15 – Business combinations e).
(2) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.

Disclosure Of Detailed Information About Brand Names [Text Block]
The cash generating units associated to the
trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2020	As of December 31, 2019
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	31,794,599	32,109,965
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	Cervecería Kunstmann S.A. (1)	2,397,674	1,435,055
	Sub-Total	36,722,055	36,074,802
International Business	CCU Argentina S.A. and subsidiaries	35,260,216	38,507,563
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,076,714	2,482,089
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,137,761	3,542,203
	Bebidas Bolivianas BBO S.A.	5,573,122	5,864,121
	Sub-Total	46,047,813	50,395,976
Wines	Viña San Pedro Tarapacá S.A. (2)	19,878,567	19,887,940
	Sub-Total	19,878,567	19,887,940
Total		102,648,435	106,358,718
(1)

See
Note 1 – General Information, letters d) and e)
.
(2)

See
Note 15 – Business combinations, letters c) and f)
.